Variable Interest Entities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity loan	Dec. 31, 2016 USD ($) entity loan
Securitized Loans [Abstract]
Number of variable interest entities	0	0
FSTAR 2007-1 Mortgage Securitization
Securitized Loans [Abstract]
Number of variable interest entities	1
Number of loans | loan	1,911	2,453
Aggregate principal balance | $	$ 65	$ 89